Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profit or loss [Abstract]
Schedule of Movement in Fair Value of Warrants

The movement in the fair value of warrants during the six months ended June 30, 2025 and 2026 is as follows:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000

Opening balance	—	22,044
Issuance of warrants upon restructuring of convertible bonds	3,594	—
Fair value changes	(1,336)	394
Exchange differences	(12)	(606)
Loss on termination	—	1,841
Settlement via new instalment borrowings	—	(23,673)
Closing balance	2,246	—

Schedule of Inputs to Valuation Model of Warrants

The inputs to the valuation model of warrants as of the date indicated are set out below:

	As of December 31,		As of May 19,
	2025		2026

Volatility		72.64%	71.75%
Risk-free rate		4.13%	4.62%
Time to maturity (year)		9.43 years	9.05 years
Market capitalization	US$	35.7 million	35.6 million